Warrants And Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Issuance [Member]	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2012 Investor Relations [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant One [Member]
Vested and unvested warrants expensed	$ 198,560
Vested and unvested warrants	474,671
Warrant issued and surplus		29,392	35,000	50,000
Value of warrant	30,019	60,250	86,190	145,431
Allocated value of warrants		30,019
Warrant Term			5 years	3 years
Stock price	$ 2.48		$ 2.48	$ 3.00
Exercise price	$ 2.40	$ 2.40	$ 2.40	$ 3.25
Volatility rate	239.00%		239.00%	251.00%
Risk free rate	1.75%		1.75%	0.32%
Options expired	30,000
Warrants issued					291,261	52,798
Share issued					582,510	105,591
Values allocated to warrants					300,656	54,499
Total amount net					$ 1,019,375	$ 184,777